2. Loans: Troubled Debt Restructurings on Financing Receivables (Details) (USD $)	Dec. 31, 2013
Year 2012
Financing Receivable, Modifications, Number of Contracts	4,208
Financing Receivable, Modifications, Pre-Modification Recorded Investment	$ 12,473,080
Financing Receivable, Modifications, Post-Modification Recorded Investment	11,476,130
Financing Receivable, Modifications, Subsequent Default, Number of Contracts	645
Financing Receivable, Modifications, Subsequent Default, Recorded Investment	1,229,618
Year 2012 | Cosumer Loans
Financing Receivable, Modifications, Number of Contracts	3,976
Financing Receivable, Modifications, Pre-Modification Recorded Investment	11,691,878
Financing Receivable, Modifications, Post-Modification Recorded Investment	10,726,908
Financing Receivable, Modifications, Subsequent Default, Number of Contracts	617
Financing Receivable, Modifications, Subsequent Default, Recorded Investment	1,200,288
Year 2012 | Real Estate Loans
Financing Receivable, Modifications, Number of Contracts	54
Financing Receivable, Modifications, Pre-Modification Recorded Investment	426,551
Financing Receivable, Modifications, Post-Modification Recorded Investment	421,596
Financing Receivable, Modifications, Subsequent Default, Number of Contracts	3
Financing Receivable, Modifications, Subsequent Default, Recorded Investment	7,044
Year 2012 | Sales Finance Contracts
Financing Receivable, Modifications, Number of Contracts	178
Financing Receivable, Modifications, Pre-Modification Recorded Investment	354,651
Financing Receivable, Modifications, Post-Modification Recorded Investment	327,626
Financing Receivable, Modifications, Subsequent Default, Number of Contracts	25
Financing Receivable, Modifications, Subsequent Default, Recorded Investment	22,286
Year 2011
Financing Receivable, Modifications, Number of Contracts	3,845
Financing Receivable, Modifications, Pre-Modification Recorded Investment	12,220,810
Financing Receivable, Modifications, Post-Modification Recorded Investment	11,109,013
Financing Receivable, Modifications, Subsequent Default, Number of Contracts	614
Financing Receivable, Modifications, Subsequent Default, Recorded Investment	1,202,521
Year 2011 | Cosumer Loans
Financing Receivable, Modifications, Number of Contracts	3,584
Financing Receivable, Modifications, Pre-Modification Recorded Investment	11,280,800
Financing Receivable, Modifications, Post-Modification Recorded Investment	10,256,084
Financing Receivable, Modifications, Subsequent Default, Number of Contracts	583
Financing Receivable, Modifications, Subsequent Default, Recorded Investment	1,171,053
Year 2011 | Real Estate Loans
Financing Receivable, Modifications, Number of Contracts	59
Financing Receivable, Modifications, Pre-Modification Recorded Investment	455,019
Financing Receivable, Modifications, Post-Modification Recorded Investment	412,226
Financing Receivable, Modifications, Subsequent Default, Number of Contracts	3
Financing Receivable, Modifications, Subsequent Default, Recorded Investment	10,851
Year 2011 | Sales Finance Contracts
Financing Receivable, Modifications, Number of Contracts	202
Financing Receivable, Modifications, Pre-Modification Recorded Investment	484,991
Financing Receivable, Modifications, Post-Modification Recorded Investment	440,703
Financing Receivable, Modifications, Subsequent Default, Number of Contracts	28
Financing Receivable, Modifications, Subsequent Default, Recorded Investment	$ 20,617